Concentrations	9 Months Ended
Sep. 30, 2017
Concentrations
Concentrations

11.  Concentrations

For the nine months ended September 30, 2017, four customers accounted for 63% of our revenue. For the nine months ended September 30, 2016, four customers accounted for 72% of our revenue. At September 30, 2017, two customers accounted for 46% of our accounts receivable.

For the nine months ended September 30, 2017 and 2016, six suppliers accounted for approximately 40% and 34% of our total purchases, respectively. As of September 30, 2017, two suppliers accounted for 24% of our accounts payable.